Cover	Oct. 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 29, 2025, FuboTV Inc. (the “Company” or “Fubo”), The Walt Disney Company (“Disney”) and Hulu, LLC (“Hulu”) consummated the transactions contemplated by the Business Combination Agreement, dated as of January 6, 2025 (the “Business Combination Agreement”), by and among Fubo, Disney and Hulu, pursuant to which the parties combined Fubo’s business with Disney’s Hulu + Live TV business (such transactions, collectively, the “Transaction”), as previously disclosed on a Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on October 30, 2025 (the “Original Form 8-K”).
Document Period End Date	Oct. 29, 2025
Entity File Number	001-39590
Entity Registrant Name	FUBOTV INC.
Entity Central Index Key	0001484769
Entity Tax Identification Number	26-4330545
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104
City Area Code	(212)
Local Phone Number	672-0055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FUBO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false